Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	B2Gold Corp.
Entity Central Index Key	0001429937
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding (in shares)	1,030,399,987
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false